Vessels (Tables)	6 Months Ended
Jun. 30, 2021
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2020	$872,431	$(156,253)	$716,178

- Additions for improvements	684	—	684
- Additions reclassified from other non-current assets	441		441
- Transfer to held for sale	(16,121)	7,111	(9,010)
- Depreciation for the period	—	(17,474)	(17,474)
Balance, June 30, 2021	$857,435	$(166,616)	$690,819